Trade Receivables, Net	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Trade Receivables, Net
Trade Receivables, Net

Note 3: Trade Receivables, Net

Trade Receivables, Net consists of the following at:

($ in thousands)	March 31, 2024	June 30, 2023
Trade Receivables	$89,000	$106,467
Less:
Allowance for Credit Losses	(413)	(235)
Sales Returns Reserve, Net	(1,128)	(1,470)
Customer Rebate and Discount Reserve	58	177
Total Allowances	(1,483)	(1,528)
Trade Receivables, Net	$87,517	$104,939

Note 2: Trade Receivables, Net

Trade Receivables, Net consists of the following at:

($ in thousands)	June 30, 2023	June 30, 2022
Trade Receivables	$106,467	$101,064
Less:
Allowance for Credit Losses	(235)	(557)
Sales Returns Reserve, Net	(1,470)	(1,898)
Customer Rebate and Discount Reserve	177	90
Total Allowances	(1,528)	(2,365)
Trade Receivables, Net	$104,939	$98,699

Trade Receivables, Net as of July 1, 2021 were $111.3 million.